Background and critical accounting policies - IFRS 15, Revenue from Contracts with Customers (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New accounting pronouncements in 2018
Revenue		£ 24,931	£ 86,390	£ 71,718
Acquisition costs and other expenditure	[1]	8,855	9,993	8,724
Restatement resulting from adoption of IFRS 15
New accounting pronouncements in 2018
Revenue		(234)	(172)	(124)
Acquisition costs and other expenditure		£ (234)	£ (172)	£ (124)

[1]	The 2017 and 2016 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15. See note A2.